Income Taxes (Details 2) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Net operating loss carryforwards	$ 21,320,935	$ 19,406,373
Net operating loss carryforwards - foreign	16,551	139,675
Excess of tax basis over book value of property and equipment	(2,229)	6,978
Excess of tax basis over book value of intangible assets	146,943	220,180
Stock-based compensation	1,520,209	906,526
Accrued employee compensation	83,393	0
Captialized equity costs	49,471	49,471
Inventory reserve	29,510	17,962
Gross deferred tax assets	23,164,783	20,747,165
Valuation allowance	(23,164,783)	(20,747,165)
Net deferred tax assets	$ 0	$ 0